Balance Sheet Details - Summary of Prepaid Expenses and Other Assets (Parenthetical) (Detail) $ in Millions	1 Months Ended
Oct. 31, 2015 USD ($)
Subsequent Event [Member] | CROs [Member]
Schedule Of Prepaid Expenses And Other Assets [Line Items]
Prepayments to clinical expenses	$ 0.4